Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2018 INR (₨) Vote ₨ / shares shares	Mar. 31, 2017 INR (₨) Vote shares	Mar. 12, 2018 ₨ / shares	Mar. 31, 2016 INR (₨) shares
Disclosure of classes of share capital [line items]
Authorized share capital | ₨	₨ 11,265,000,000
Par value per share | ₨ / shares			₨ 2
Number of vote | Vote	1	1
Undistributed earnings after taxes not freely available for distribution | ₨	₨ 1,139,000,000	₨ 1,139,000,000		₨ 1,139,000,000
Capital redemption reserve | ₨	767,000,000	₨ 80,000,000		₨ 0
Expected reduction in opening retained earnings on adoption of IFRS 15 | ₨	₨ 2,239,000,000
Bottom of range [member]
Disclosure of classes of share capital [line items]
Perentage of voting power of another entity	20.00%
Top of range [member]
Disclosure of classes of share capital [line items]
Perentage of voting power of another entity	50.00%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Treasury shares held | shares	23,097,216	13,728,607		14,829,824
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	5,500,000,000
Par value per share | ₨ / shares	₨ 2
10.25% Redeemable Cumulative Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	25,000,000
Par value per share | ₨ / shares	₨ 10
10% Optionally Convertible Cumulative Preference Shares [member]
Disclosure of classes of share capital [line items]
Authorized shares | shares	150,000
Par value per share | ₨ / shares	₨ 100